Property, Plants and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Gross	$ 106,460	$ 84,450
Depreciation, property, plant and equipment	76,653	58,320
Property, plant and equipment	29,807	26,130
Computers, equipment and software [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Gross	80,888	60,074
Depreciation, property, plant and equipment	64,604	46,659
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Gross	1,659	1,552
Depreciation, property, plant and equipment	636	531
Buildings [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Gross	1,833	1,833
Depreciation, property, plant and equipment	70	23
Leasehold improvements [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment Gross	20,991	22,080
Depreciation, property, plant and equipment	$ 11,343	$ 11,107